Financial instruments - Contractual Maturities of Derivative Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ 6,772	$ 9,576
Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	7,496	11,475
Gross carrying amount | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3,539	5,689
Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,434	1,886
Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	607	1,172
Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	526	762
Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	278	500
Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,112	1,466
Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(724)	(1,899)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	45	64
Interest rate swaps | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	55	68
Interest rate swaps | Gross carrying amount | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	19	20
Interest rate swaps | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5	16
Interest rate swaps | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	8	16
Interest rate swaps | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	16
Interest rate swaps | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	0
Interest rate swaps | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	15	0
Interest rate swaps | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(10)	(4)
Forward foreign exchange contracts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	290	379
Forward foreign exchange contracts | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities		0
Forward foreign exchange contracts | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	286	477
Forward foreign exchange contracts | Gross carrying amount | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	258	393
Forward foreign exchange contracts | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	16	84
Forward foreign exchange contracts | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	9	3
Forward foreign exchange contracts | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2	(3)
Forward foreign exchange contracts | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1
Forward foreign exchange contracts | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Forward foreign exchange contracts | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	4	(98)
Currency swaps and options
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,018	2,489
Currency swaps and options | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,389	3,992
Currency swaps and options | Gross carrying amount | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	383	925
Currency swaps and options | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	223	693
Currency swaps and options | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	60	627
Currency swaps and options | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	224	423
Currency swaps and options | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	55	316
Currency swaps and options | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	444	1,008
Currency swaps and options | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(371)	(1,503)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,252	6,630
Commodity derivatives | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	5,585	6,925
Commodity derivatives | Gross carrying amount | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	2,876	4,345
Commodity derivatives | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1,015	1,088
Commodity derivatives | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	529	524
Commodity derivatives | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	296	326
Commodity derivatives | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	217	184
Commodity derivatives | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	652	458
Commodity derivatives | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(333)	(295)
Other
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	167	14
Other | Gross carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	181	13
Other | Gross carrying amount | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	3	6
Other | Gross carrying amount | Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	175	5
Other | Gross carrying amount | Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1	2
Other | Gross carrying amount | Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	0	0
Other | Gross carrying amount | Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1	0
Other | Gross carrying amount | 5 years and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	1	0
Other | Difference from carrying amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	$ (14)	$ 1